Fair Value of Financial Instruments - Significant Inputs Used for Assets Measured at Fair Value on a Nonrecurring Basis (Detail)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Impaired loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Input	External appraised values- adjustments made to values due to management factors including age of appraisal, age of comparables, known changes in the market and in the collateral and selling and commission cost of 15 % to 35%.	External appraised values- adjustments made to values due to management factors including age of appraisal, age of comparables, known changes in the market and in the collateral and selling and commission cost of 15 % to 35%.
Method	Appraised Values	Appraised Values
Mortgage Servicing Rights
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Input	Weighted average prepayment speed 8.63%; weighted average discount rate 11.98%.	Weighted average prepayment speed 7.06%; weighted average discount rate 12.02%.
Method	Discounted Cash Flow	Discounted Cash Flow
Other Real Estate Owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Input	External appraised values less selling and commission cost of 15% to 35%.	External appraised values less selling and commission cost of 15 % to 35%.
Method	Appraised Values	Appraised Values